Bank Borrowings (Details)							12 Months Ended
	Mar. 27, 2023 USD ($)	Mar. 27, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)	Jan. 15, 2022 USD ($)	Jan. 15, 2022 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Feb. 27, 2023 USD ($)	Feb. 27, 2023 HKD ($)	Aug. 30, 2022 USD ($)	Aug. 30, 2022 HKD ($)	Dec. 15, 2021 USD ($)	Dec. 15, 2021 HKD ($)
Loan I [Member]
Bank Borrowings [Line Items]
Borrowed a term loan														$ 264,000	$ 2,050,000
Borrowings average amount					$ 4,800	$ 36,888
Annual interest rate							2.50%
Effective interest rates								2.31%	2.98%
Loan II [Member]
Bank Borrowings [Line Items]
Borrowed a term loan												$ 268,000	$ 2,100,000
Borrowings average amount			$ 2,700	$ 20,831
Annual interest rate							2.50%
Effective interest rates							2.66%	3.06%	3.47%
Loan III [Member]
Bank Borrowings [Line Items]
Borrowed a term loan										$ 230,000	$ 1,805,000
Borrowings average amount	$ 2,100	$ 16,808
Annual interest rate							2.50%
Effective interest rates							2.69%	3.09%	3.61%
Term Loan Agreements [Member]
Bank Borrowings [Line Items]
Interest expense							$ 11,117	$ 15,829	$ 21,028